Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Schedule of Lease Liabilities	Lease liabilities
	December 31
	2025	2024
Composition:

Lease liabilities in respect of lease of vehicles	257	76
Lease liabilities in respect of lease of office space	905	832
Less current maturities	178	100
	984	808

Schedule of Lease Liabilities Subsequent	The contractual repayment dates of the lease liabilities subsequent December 31, 2025:
First year - current maturities	258
Second year	257
Third year onwards	997
1,512

Schedule of Lease Transactions	Additional details regarding lease transactions
	For the year ended December 31,
	2025	2024
Finance expenses for lease liabilities	234	34

Expenses short-term leases (*)	50	48

Cash flow used in lease transactions	228	116

(*)	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.

Right of Use Assets [Member]
Leases [Line Items]
Schedule of Changes in the Right-of-Use Assets	Set forth below are the changes in the right-of-use assets attributed to vehicles:
	Vehicles	Office space	Total
Cost
As of January 1, 2024	230	-	230
Additions	45	858	903
Derecognitions	(37)	-	(37)
As of December 31, 2024	238	858	1,096
Additions	256	13	269
Derecognitions	(193)	-	(193)
As of December 31, 2025	301	871	1,172

Accumulated depreciation
As of January 1, 2024	135	-	135
Addition	64	35	99
Derecognitions	(37)	-	(37)
As of December 31, 2024	162	35	197
Additions	86	85	171
Derecognitions	(176)	-	(176)
As of December 31, 2025	72	120	192

Amortized cost
As of December 31, 2025	229	751	980

As of December 31, 2024	76	823	899